Trade and other receivables - Schedule of Wireless Device Financing Plan Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	$ 45	$ 46
Non-Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	15	15
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current	1,052	1,021
Non-current	401	386
Total wireless equipment installment plan receivables	$ 1,453	$ 1,407